Note 21 - Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Quarterly Financial Information [Text Block]
21.	SELECTED QUARTERLY FINANCIAL DATA (Unaudited)

(Dollar amounts in thousands)	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2021	2021	2021	2021

Total interest and dividend income	$13,142	$12,936	$13,447	$12,810
Total interest expense	1,244	1,049	952	820

Net interest income	11,898	11,887	12,495	11,990
Provision for loan losses	700	200	-	(200)

Net interest income after
provision for loan losses	11,198	11,687	12,495	12,190

Total noninterest income	2,218	1,632	1,821	1,535
Total noninterest expense	8,353	7,926	7,938	7,861

Income before income taxes	5,063	5,393	6,378	5,864
Income taxes	896	968	1,174	1,027

Net income	$4,167	$4,425	$5,204	$4,837

Per share data:
Net income
Basic	$0.65	$0.70	$0.85	$0.81
Diluted	0.65	0.70	0.85	0.81
Average shares outstanding:
Basic	6,364,132	6,297,071	6,136,648	5,951,838
Diluted	6,378,493	6,312,230	6,157,181	5,975,333

(Dollar amounts in thousands)	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2020	2020	2020	2020

Total interest and dividend income	$13,009	$13,155	$13,507	$12,967
Total interest expense	2,976	2,430	2,148	1,696

Net interest income	10,033	10,725	11,359	11,271
Provision for loan losses	2,740	1,000	4,000	2,100

Net interest income after
provision for loan losses	7,293	9,725	7,359	9,171

Total noninterest income	1,074	1,495	1,811	1,610
Total noninterest expense	7,252	7,689	7,022	7,825

Income before income taxes	1,115	3,531	2,148	2,956
Income taxes	74	565	295	467

Net income	$1,041	$2,966	$1,853	$2,489

Per share data:
Net income
Basic	$0.16	$0.47	$0.29	$0.39
Diluted	0.16	0.46	0.29	0.39
Average shares outstanding:
Basic	6,417,109	6,369,467	6,376,291	6,378,706
Diluted	6,429,443	6,388,118	6,385,765	6,397,681